Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants
Summary of the number of shares issuable upon exercise of outstanding warrants and the terms and accounting treatment for the outstanding warrants

Below is a summary of the number of shares issuable upon exercise of outstanding warrants and the terms and accounting treatment for the outstanding warrants (in thousands, except per share data):

					Balance Sheet Classification
	Warrants as of		Weighted- Average Exercise Price Per Share
	September 30, 2013	December 31, 2012		Expiration	September 30, 2013	December 31, 2012
Warrant to purchase Series A Preferred Stock	—	107	$4.00	February 28, 2013	N/A(1)	Liability
Warrants to purchase Series B Preferred Stock	—	32	7.40	December 21, 2013	N/A(2)	Liability
Warrants to purchase Series C-1 Preferred Stock	—	46	10.92	June 25, 2019	N/A(2)	Liability
Warrants to purchase Series D-1 Preferred Stock	—	64	12.56	March 18, 2020	N/A(2)	Liability
Warrants to purchase Common Stock	32	—	7.40	December 21, 2013	Equity(2)	N/A
Warrants to purchase Common Stock	46	—	10.92	June 25, 2019	Equity(2)	N/A
Warrants to purchase Common Stock	64	—	12.56	March 18, 2020	Equity(2)	N/A
Warrants to purchase Common stock	858	872	5.88	June 10, 2020 - July 9, 2020	Liability	Liability
Warrants to purchase Common stock	13	13	4.00 - 7.40	March 31, 2015 - December 31, 2017	Equity(3)	Equity

All warrants	1,013	1,134	$6.56

(1)
On February 6, 2013, the warrant holder exercised a warrant to purchase 107 shares of Series A Preferred Stock on a net basis, resulting in the issuance of 47 shares of Series A Preferred Stock.

(2)
Warrants to purchase Series B Preferred Stock, Series C-1 Preferred Stock, and Series D-1 Preferred Stock were converted to warrants to purchase common stock at the closing of the IPO on September 24, 2013.

(3)
Warrants to purchase common stock were issued in connection with various debt financing transactions that were consummated in periods prior to December 31, 2012. See discussion below for further details.

 Below is a summary of the number of shares issuable upon exercise of outstanding warrants and the terms and accounting treatment for the outstanding warrants (in thousands, except per share data):

					Balance Sheet Classification
	Warrants as of		Weighted- Average Exercise Price Per Share
					December 31,
	December 31, 2011	December 31, 2012
				Expiration	2011	2012
Warrant to purchase Series A Preferred Stock	107	107	$4.00	February 28, 2013	Liability	Liability(1)
Warrants to purchase Series B Preferred Stock	32	32	7.40	December 21, 2013	Liability	Liability
Warrants to purchase Series C-1 Preferred Stock	46	46	10.92	June 25, 2019	Liability	Liability
Warrants to purchase Series D-1 Preferred Stock	64	64	12.56	March 18, 2020	Liability	Liability
Warrants to purchase common stock	872	872	5.88	June 10, 2020 - July 9, 2020	Liability	Liability
Warrants to purchase common stock	13	13	4.00 - 7.40	March 31, 2015 - December 31, 2017	Equity	Equity(2)

All warrants	1,134	1,134	$6.56

(1)
On February 6, 2013, the warrant holder exercised a warrant to purchase 107 shares of Series A Preferred Stock on a net basis, resulting in the issuance of 47 shares of Series A Preferred Stock.

(2)
Warrants to purchase common stock were issued in connection with various debt financing transactions that were consummated in periods prior to December 31, 2011. See discussion below for further details.

Warrant to purchase Series A preferred stock
Warrants
Schedule of assumptions used in estimating fair value of warrants using the Black-Scholes option pricing model

	Year Ended December 31,
	2011	2012(1)
Fair value of underlying instrument	$6.76	$9.24
Expected volatility	66.0%	69.1%
Expected term (in years)	1.16	0.16
Risk-free interest rate	0.12%	0.04%
Expected dividend yield	—%	—%
(1)
During December 2012, the expiration date of the warrant to purchase Series A Preferred Stock was extended from December 21, 2012 to February 28, 2013. The warrant to purchase Series A Preferred Stock was exercised during the three months ended March 31, 2013.

Warrant to purchase Series B preferred stock
Warrants
Schedule of assumptions used in estimating fair value of warrants using the Black-Scholes option pricing model

	Year Ended December 31,
	2011	2012
Fair value of underlying instrument	$7.56	$9.96
Expected volatility	66.0%	69.1%
Expected term (in years)	1.98	0.97
Risk-free interest rate	0.25%	0.16%
Expected dividend yield	—%	—%

Warrant to purchase Series C-1 preferred stock
Warrants
Schedule of assumptions used in estimating fair value of warrants using the Black-Scholes option pricing model

	Year Ended December 31,
	2011	2012
Fair value of underlying instrument	$8.84	$11.04
Expected volatility	66.0%	69.1%
Expected term (in years)	7.46	6.46
Risk-free interest rate	1.35%	0.95%
Expected dividend yield	—%	—%

Warrant to purchase Series D-1 preferred stock
Warrants
Schedule of assumptions used in estimating fair value of warrants using the Black-Scholes option pricing model

	Year Ended December 31,
	2011	2012
Fair value of underlying instrument	$8.84	$10.52
Expected volatility	66.0%	69.1%
Expected term (in years)	8.22	7.22
Risk-free interest rate	1.62%	1.18%
Expected dividend yield	—%	—%